Financial assets and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets and other receivables
Schedule of classification financial assets

		2024 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	12,929	12,091	293	25,313
Receivables from related parties	23	1,558	—	—	1,558
Trade receivables	9.2	188,816	—	—	188,816
Other receivables	9.2	83,103			83,103
Restricted cash and cash equivalents		298	—	—	298
Cash and cash equivalents		132,973	—	—	132,973
Total financial assets		419,677	12,091	293	432,061

		2023 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	12,992	1,080	5,722	19,794
Receivables from related parties	23	4,430	—	—	4,430
Trade receivables	9.2	220,330	—	—	220,330
Other receivables	9.2	89,913			89,913
Restricted cash and cash equivalents		1,179	—	—	1,179
Cash and cash equivalents		136,470	—	—	136,470
Total financial assets		465,314	1,080	5,722	472,116

Schedule of restricted cash and cash equivalents

	2024	2023
	US$'000	US$'000
Cash and cash equivalents	132,973	136,470
Restricted cash and cash equivalents presented as Cash	298	1,179
Total	133,271	137,649

Schedule of other financial assets

	2024
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	12,929	—	12,929
Equity securities	1,815	—	1,815
Financial investments	—	5,500	5,500
Derivatives not designated as hedging instruments (Note 21)	4,707	69	4,776
Derivatives designated as hedging instruments (Note 21)	293		293
Total	19,744	5,569	25,313

	2023
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	12,992	—	12,992
Equity securities	1,078	2	1,080
Derivatives designated as hedging instruments (Note 21)	5,722	—	5,722
Total	19,792	2	19,794

Other financial assets at amortized cost

Schedule of trade and other receivables

	2024	2023
	US$'000	US$'000
Trade receivables	191,560	223,236
Less – allowance for doubtful debts	(2,744)	(2,906)
Total trade receivables	188,816	220,330

Tax receivables	18,331	26,779
Government grant receivables	62,586	62,417
Other receivables	2,186	717
Total other receivables	83,103	89,913

Schedule of changes in the allowance for doubtful debts

Allowance
US$'000
Balance at January 1, 2023	1,187
Impairment losses recognized	1,970
Collection of previously impaired balances	(300)
Exchange differences	49
Balance at December 31, 2023	2,906
Impairment losses recognized	475
Collection of previously impaired balances	(519)
Exchange differences	(118)
Balance at December 31, 2024	2,744